Personnel expenses - Local Program (Details) - Local Program $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2012 MXN ($) item $ / shares	Sep. 30, 2012	Dec. 31, 2015 MXN ($)
Share-based payment arrangement
Compensation plan deferral period	3 years
Percentage of global public offering		24.90%
Share price | $ / shares	$ 31.25
Number of independent objectives linked to achievement incentive	2
Percentage of incentive to be paid annually	33.00%
Maximum percentage of incentive to be paid annually, based upon achievement of each objective	50.00%
Number of plan payments	3
Fair value of compensation plan | $	$ 396
Number of shares granted in compensation arrangement	13,309,760
Cash-settled expense for services rendered by eligible executive officers | $			$ 63